Investments - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Available For Sale Securities [Line Items]
Short-term and long-term investments			$ 0
Investment in joint venture under the equity method	$ 6,134
Long-term Investments [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities, Gross unrealized loss		$ 802
Short-term and long-term investments		16,911
Anheuser-Busch InBev [Member]
Schedule Of Available For Sale Securities [Line Items]
Percentage of ownership	50.00%
Percentage of voting interest	50.00%
Investment in joint venture under the equity method	$ 6,134
Investment in Equities [Member] | Long-term Investments [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities, Gross unrealized loss	$ 226	802
Short-term and long-term investments		$ 16,911